Stock Option Plans and Warrants to Purchase Common Stock - Schedule of warrant activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock Option Plans and Warrants to Purchase Common Stock (Details) - Schedule of warrant activity [Line Items]
Warrants, Granted	45,715	3,497
Weighted Average Exercise Price, Granted	$ 10.45	$ 141.61
Warrants
Stock Option Plans and Warrants to Purchase Common Stock (Details) - Schedule of warrant activity [Line Items]
Warrants opening, Balance	42	13,868
Weighted Average Exercise Price opening, Balance	$ 468.00	$ 540.68
Warrants closing, Balance	408,640	42
Weighted Average Exercise Price closing, Balance	$ 24.00	$ 468.00
Warrants, Granted	673,445
Weighted Average Exercise Price, Granted	$ 14.56
Exercise of common stock options (in shares)	(264,815)
Weighted Average Exercise Price, Exercised	$ 0.02
DO NOT USE FOR WARRANTS Expired (in shares)	(42)	(13,826)
Weighted Average Exercise Price, Expired	$ 468.00	$ 540.90